CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 127,141	[1]	$ 95,397	$ 63,517
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,167		45,316	43,106
Amortization of deferred tax benefit on intragroup transfers	(912)		(2,363)	0
Impairment of long-term assets	0		0	1,500
Amortization of deferred charges	1,123		931	2,999
Unrealized foreign exchange losses (gains)	13,893		1,040	(4,205)
Drydocking expenditure	(8,288)		(10,543)	(7,266)
Trade accounts receivable	173		1,698	1,096
Inventories	(849)		1,440	(1,485)
Prepaid expenses, accrued income and other assets	(6,948)		295	(483)
Amounts due from/to related parties	3,781		16,240	(29,968)
Trade accounts payable	2,617		(1,281)	2,527
Accrued expenses	14,015		1,134	1,546
Interest element included in obligations under capital leases	401		897	997
Loss on termination of lease financing agreements	0		0	3,452
Other current liabilities	(7,971)		6,771	9,757
Net cash provided by operating activities	189,343		156,972	87,090
Investing activities
Additions to vessels and equipment	(72,286)		(100,259)	(60,065)
Restricted cash and short-term investments	(6,512)		(2,622)	276,353
Net cash (used in) provided by investing activities	(78,798)		(102,881)	216,288
Financing activities
Proceeds from issuance of equity	401,851		0	0
Proceeds from long-term debt	537,194		222,310	125,000
Repayments of long-term debt	(427,217)		(58,832)	(84,682)
Repayments of obligations under capital lease	(6,287)		(6,151)	(247,160)
Financing arrangement fees and other costs	(8,400)		(854)	(4,360)
Dividends paid to noncontrolling interests	(1,799)		(2,399)	(3,120)
Cash distributions paid	(77,588)		(29,276)	0
Distribution to Golar LNG Limited ("Golar") for acquisition of the Golar Freeze	0		(231,579)	0
Dropdown Predecessor dividends	0		(24,336)	0
Distribution to Golar for acquisition of the NR Satu	(387,993)		0	0
Distribution to Golar for acquisition of the Golar Grand	(176,769)		0	0
Contributions from (repayments of) owner's funding	53,572		72,686	(69,344)
Net cash used in financing activities	(93,436)		(58,431)	(283,666)
Net increase in cash and cash equivalents	17,109		(4,340)	19,712
Cash and cash equivalents at beginning of period	49,218		53,558	33,846
Cash and cash equivalents at end of period	66,327		49,218	53,558
Cash paid during the year for:
Interest paid, net of capitalized interest	40,858		20,415	25,708
Income taxes paid	$ 1,444		$ 1,685	$ 470

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.